AB Value Fund

Portfolio of Investments

February 28, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.9%
Financials – 19.6%
Banks – 10.0%
Bank of America Corp.	493,163	$17,117,688
Citigroup, Inc.	98,166	6,467,176
Comerica, Inc.	36,782	2,504,854
First Citizens BancShares, Inc./NC - Class A	3,197	2,359,034
Wells Fargo & Co.	338,649	12,248,935

		40,697,687

Capital Markets – 2.6%
Ameriprise Financial, Inc.	20,823	4,606,880
Morgan Stanley	75,822	5,828,437

		10,435,317

Consumer Finance – 1.6%
Synchrony Financial	171,372	6,628,669

Insurance – 5.4%
Everest Re Group Ltd.	28,819	6,968,722
MetLife, Inc.	173,011	9,965,434
Reinsurance Group of America, Inc. - Class A	40,378	4,935,403

		21,869,559

		79,631,232

Industrials – 15.0%
Airlines – 2.3%
Alaska Air Group, Inc.(a)	69,527	4,520,645
Southwest Airlines Co.	81,197	4,719,982

		9,240,627

Construction & Engineering – 1.4%
AECOM(a)	98,408	5,696,839

Machinery – 2.4%
Caterpillar, Inc.	44,138	9,528,512

Professional Services – 2.3%
Robert Half International, Inc.	121,354	9,440,128

Road & Rail – 3.6%
CSX Corp.	78,719	7,206,725
Knight-Swift Transportation Holdings, Inc.	76,956	3,324,499
Lyft, Inc.(a) (b)	72,506	4,038,584

		14,569,808

Trading Companies & Distributors – 3.0%
United Rentals, Inc.(a)	27,727	8,245,455
WW Grainger, Inc.	10,490	3,909,728

		12,155,183

		60,631,097

Health Care – 11.1%
Health Care Equipment & Supplies – 4.9%
Medtronic PLC	120,314	14,073,129
Zimmer Biomet Holdings, Inc.	35,883	5,851,082

		19,924,211

Company	Shares	U.S. $ Value

Health Care Providers & Services – 2.2%
UnitedHealth Group, Inc.	26,561	$8,824,095

Pharmaceuticals – 4.0%
Johnson & Johnson	42,317	6,705,552
Roche Holding AG (Sponsored ADR)	230,089	9,456,658

		16,162,210

		44,910,516

Information Technology – 10.6%
Communications Equipment – 3.0%
Juniper Networks, Inc.	348,904	8,122,485
Nokia Oyj (Sponsored ADR) - Class A(a)	996,603	3,906,684

		12,029,169

Semiconductors & Semiconductor Equipment – 2.0%
NXP Semiconductors NV	45,559	8,316,796

Software – 2.7%
Oracle Corp.	171,989	11,095,010

Technology Hardware, Storage & Peripherals – 2.9%
Western Digital Corp.	169,195	11,594,933

		43,035,908

Consumer Discretionary – 10.3%
Auto Components – 2.2%
Magna International, Inc. - Class A (United States)	105,120	8,851,104

Automobiles – 1.2%
Stellantis NV(b)	286,639	4,695,147

Household Durables – 1.9%
PulteGroup, Inc.	168,522	7,602,027

Specialty Retail – 3.6%
AutoZone, Inc.(a)	6,131	7,111,469
Gap, Inc. (The)(a)	171,317	4,274,359
Williams-Sonoma, Inc.	25,999	3,413,409

		14,799,237

Textiles, Apparel & Luxury Goods – 1.4%
Tapestry, Inc.	139,541	5,880,258

		41,827,773

Communication Services – 8.1%
Diversified Telecommunication Services – 5.0%
Charter Communications, Inc. - Class A(a) (b)	4,270	2,619,304
Comcast Corp. - Class A	333,082	17,560,083

		20,179,387

Interactive Media & Services – 1.8%
Alphabet, Inc. - Class C(a)	3,227	6,572,947
Facebook, Inc. - Class A(a)	3,939	1,014,765

		7,587,712

Company	Shares	U.S. $ Value

Wireless Telecommunication Services – 1.3%
T-Mobile US, Inc.(a)	44,120	$5,293,076

		33,060,175

Consumer Staples – 6.2%
Beverages – 3.5%
Coca-Cola Co. (The)	197,629	9,681,845
Molson Coors Beverage Co. - Class B	99,492	4,422,419

		14,104,264

Food & Staples Retailing – 2.7%
Walmart, Inc.	85,006	11,043,980

		25,148,244

Energy – 5.3%
Oil, Gas & Consumable Fuels – 5.3%
Chevron Corp.	72,755	7,275,500
EOG Resources, Inc.	88,175	5,692,578
Valero Energy Corp.(b)	108,498	8,352,176

		21,320,254

Utilities – 4.6%
Electric Utilities – 3.3%
American Electric Power Co., Inc.	68,749	5,145,863
NextEra Energy, Inc.	112,674	8,279,285

		13,425,148

Multi-Utilities – 1.3%
Ameren Corp.	72,004	5,059,721

		18,484,869

Materials – 4.2%
Chemicals – 2.7%
LyondellBasell Industries NV - Class A	66,582	6,863,938
Westlake Chemical Corp.	46,421	3,973,174

		10,837,112

Metals & Mining – 1.5%
Reliance Steel & Aluminum Co.	46,550	6,153,910

		16,991,022

Real Estate – 3.9%
Equity Real Estate Investment Trusts (REITs) – 3.9%
American Campus Communities, Inc.	89,407	3,662,111
Americold Realty Trust(b)	112,183	3,930,892
Camden Property Trust	34,218	3,563,805
Cousins Properties, Inc.	55,938	1,876,160
Mid-America Apartment Communities, Inc.	19,971	2,690,693

		15,723,661

Company	Shares	U.S. $ Value
Total Common Stocks (cost $310,881,790)		$400,764,751

SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(c) (d) (e) (cost $1,442,285)	1,442,285	1,442,285

Total Investments Before Security Lending Collateral for Securities Loaned – 99.3% (cost $312,324,075)		402,207,036

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(c) (d) (e) (cost $799,293)	799,293	799,293

Total Investments – 99.5% (cost $313,123,368)(f)		403,006,329
Other assets less liabilities – 0.5%		2,083,434

Net Assets – 100.0%		$405,089,763

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of February 28, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $95,280,599 and gross unrealized depreciation of investments was $(5,397,638), resulting in net unrealized appreciation of $89,882,961.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Value Fund

February 28, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$400,764,751	$—	$—	$400,764,751
Short-Term Investments	1,442,285	—	—	1,442,285
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	799,293	—	—	799,293

Total Investments in Securities	403,006,329	—	—	403,006,329
Other Financial Instruments(b)	—	—	—	—

Total	$403,006,329	$—	$—	$403,006,329

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2021 is as follows:

Fund	Market Value 11/30/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$5,454	$22,881	$26,893	$1,442	$0	**
Government Money Market Portfolio*	2,311	13,122	14,634	799	0	**
Total	$7,765	$36,003	$41,527	$2,241	$0

*	Investments of cash collateral for securities lending transactions
**	Amount less than $500.